Financial Instruments (Schedule Of Amounts Of Gain (Loss) On Cash Flow Hedges Reclassified From Accumulated Other Comprehensive Income (Loss) Into Earnings) (Detail) (Cash Flow Hedge, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ (833)	¥ 1,150	¥ 2,157
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	(264)	(114)	(33)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	(1,173)	(654)	(413)
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments, income statement location of gain (loss) reclassified from accumulated other comprehensive income (loss)	Other, net
Derivative instruments, gain (loss) reclassified from accumulated other comprehensive income (loss) into earnings , effective portion, net	¥ 604	¥ 1,919	¥ 2,603